Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	BBH Trust
Central Index Key	0001342947
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	Feb. 28, 2019
Entity Inv Company Type	N-1A
BBH Core Select | Class N Shares
Risk/Return:
Trading Symbol	BBTEX
BBH Core Select | Retail Class Shares
Risk/Return:
Trading Symbol	BBTRX
BBH Global Core Select | Class N Shares
Risk/Return:
Trading Symbol	BBGNX
BBH Global Core Select | Retail Class Shares
Risk/Return:
Trading Symbol	BBGRX
BBH Partner Fund - International Equity | Class I Shares
Risk/Return:
Trading Symbol	BBHLX
BBH Limited Duration Fund | Class N Shares
Risk/Return:
Trading Symbol	BBBMX
BBH Limited Duration Fund | Class I Shares
Risk/Return:
Trading Symbol	BBBIX
BBH Intermediate Municipal Bond Fund | Class N Shares
Risk/Return:
Trading Symbol	BBINX
BBH Intermediate Municipal Bond Fund | Class I Shares
Risk/Return:
Trading Symbol	BBIIX
BBH INCOME FUND | Class N Shares
Risk/Return:
Trading Symbol	BBNNX
BBH INCOME FUND | Class I Shares
Risk/Return:
Trading Symbol	BBNIX